Discontinued Operation (Details) - Schedule of discontinued operations - Discontinued Operations, Held-for-Sale [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Revenues	$ 24,995	$ 311,092	$ 2,300,653
Operating costs and development	1,073,518	12,988,383	36,500,198
(Loss) income from discontinued operations	(1,048,522)	(12,677,291)	(34,199,545)
Other income (expense), net	12,885,134	(32,728)	984,424
(Loss) income before tax	11,836,612	(12,710,019)	(33,215,121)
Income tax provision		38,617	483,342
Net (loss) income from discontinued operations	11,836,612	(12,748,636)	(33,698,463)
Gain on sale of discontinued operations, net of taxes			3,164,801
Net income (loss) from discontinued operation	$ 11,836,612	$ (12,748,636)	$ (30,533,662)